Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 24	$ 38
Work in progress	316	43
Finished goods	560
Inventory net	$ 900	$ 81